Change in significant accounting policy - Basis of presentation (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Changes and Error Corrections [Abstract]
Consolidated Financial Statements
Consolidated Balance Sheets at December 31, 2021 and 2020:

	December 31, 2021			December 31, 2020
(in thousands)	Without change	Adjustments	As reported	As originally reported	Adjustments	As reported
Assets
Current assets	156,963	(9,784)	147,179	119,958	(681)	119,277
Non-current assets	727,175	(5,076)	722,099	718,970	816	719,786
Total assets	$884,138	$(14,860)	$869,278	$838,928	$135	$839,063

Liabilities and shareholders' equity
Current liabilities	168,635	(7,601)	161,034	109,198	286	109,484
Non-current liabilities	437,040	(7,259)	429,781	481,287	(151)	481,136
	605,675	(14,860)	590,815	590,485	135	590,620
Shareholders' equity	278,463	—	278,463	248,443	—	248,443
Total liabilities and shareholders' equity	$884,138	$(14,860)	$869,278	$838,928	$135	$839,063
Consolidated Statements of Operations and Comprehensive Income for December 31, 2021 and 2020:

	December 31, 2021			December 31, 2020
(in thousands)	Without change	Adjustments	As reported	As originally reported	Adjustments	As reported
Revenue	$658,122	$(3,979)	$654,143	$500,374	$(1,906)	$498,468
Gross profit	93,927	(3,510)	90,417	94,382	(2,164)	92,218
Operating income	58,523	(3,395)	55,128	68,945	(1,823)	67,122
Equity earnings in affiliates and joint ventures	(18,475)	(3,385)	(21,860)	(5,942)	(1,798)	(7,740)
Income before income taxes	60,693	—	60,693	60,472	—	60,472
Net income	51,408	—	51,408	49,208	—	49,208
Comprehensive income	$51,410	$—	$51,410	$49,208	$—	$49,208
Consolidated Statements of Cash Flows for December 31, 2021 and 2020:

	December 31, 2021			December 30, 2020
(in thousands)	Without change	Adjustments	As reported	As originally reported	Adjustments	As reported
Operating activities	168,893	(3,713)	165,180	147,272	(722)	146,550
Investing activities	(100,604)	1,335	(99,269)	(113,573)	746	(112,827)
Financing activities	(92,547)	(212)	(92,759)	4,672	(156)	4,516
Decrease in cash	(24,258)	(2,590)	(26,848)	38,371	(132)	38,239
Effect of exchange rate on changes in cash and cash equivalents	2	—	2		—	—
Cash, beginning of period	43,915	(468)	43,447	5,544	(336)	5,208
Cash, end of period	$19,659	$(3,058)	$16,601	$43,915	$(468)	$43,447